UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001
                                               -------------

Check here if Amendment [  ]; Amendment Number:
                                                ----------
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                 Mills Value Adviser, Inc.
Address:              707 East Main Street
                      Richmond, Virginia  23219


Form 13F File Number:      28-7718
                         -----------

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                 Bradley A. Brown
                  --------------------------------------------
Title:                Vice President, Secretary/Treasurer
                  --------------------------------------------
Phone:                (804) 344-3532
                  --------------------------------------------

Signature, Place, and Date of Signing:


/s/ Bradley A. Brown                Richmond, Virginia       10/02/01
--------------------------------------------------------------------------------
[Signature]                           [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                              0
                                                        --------------------

Form 13F Information Table Entry Total:                         18
                                                        --------------------

Form 13F Information Table Value Total (thousands):          $51,148,511
                                                        --------------------



List of Other Included Managers:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

------------------------------------------------------------------------------------------------------------------------------------
          Item 1                    Item 2       Item 3       Item 4                    Item 5        Item 6     Item 7    Item 8
          ------                    ------       ------       ------                    ------        ------     ------    ------
                                   Title of      CUSIP      Fair Market   Price per    Shares of     Investment             Voting
      Name of Issuer                 Class       Number        Value        Share   Principal Amount Discretion  Managers Authority
      --------------                 -----       ------        -----        -----   ---------------- ----------  -------- ---------
Aladdin Knowledge Systems            cs         M0392N101   $8,757,540.26     3.980   2,200,387.000     sole       n/a       none
Approved Mortgage Corp.              cs         038327102      $36,452.50     0.250     145,810.000     sole       n/a       none
CitiGroup Corp.                      cs         172967101     $841,846.88    52.840      15,932.000     sole       n/a       none
Commonwealth Biotechnologies, Inc.   cs         202739108   $2,420,971.20     4.800     504,369.000     sole       n/a       none
EntreMed, Inc.                       cs         29382F103   $8,863,035.00    15.000     590,869.000     sole       n/a      14,000
Federal National Mortgage Assoc.     cs         313586109     $229,581.00    85.030       2,700.000     sole       n/a       none
General Electric Co.                 cs         369604103     $616,687.50    48.750      12,650.000     sole       n/a       none
Hersha Hospitality Trust             cs; REIT   427825104      $90,810.00     6.000      15,135.000     sole       n/a       none
Humphrey Hospitality Trust           cs; REIT   445467103     $144,477.05     3.390      42,618.600     sole       n/a       none
Microsoft                            cs         594918104     $210,158.00    71.240       2,950.000     sole       n/a       none
NUI Corp.                            cs         629431107   $2,428,200.64    23.080     105,208.000     sole       n/a       none
Philip Morris Companies, Inc.        cs         718154107     $438,987.50    50.750       8,650.000     sole       n/a       none
Post Properties                      cs         737464107     $208,175.00    37.850       5,500.000     sole       n/a       none
Sony Corp.                           cs         835699307     $263,200.00    65.800       4,000.000     sole       n/a       none
First Union                          cs         929903102     $241,086.00    34.940       6,900.000     sole       n/a       none
World Acceptance Corp.               cs         981419104  $25,087,950.00     8.490   2,955,000.000     sole       n/a       none
Oppenheimer Quest Opportunity Fund   mf; cl A   68380E106     $217,927.85    33.880       6,432.345     sole       n/a       none
Oppenheimer Strategic Income Fund    mf; cl A   68380K102      $51,425.32     3.890      13,219.877     sole       n/a       none
------------------------------------------------------------------------------------------------------------------------------------
                                                           $51,148,511.70

                                 Total Publicly Traded:    $51,148,511.70


cs = common stock
REIT = real estate investment trust
ADR = American  Depository Receipt
mf = mutual fund
cb = corporate bond
mb = municipal bond
gb = government bond
mmf = money market fund
wr = warrants